LEASES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 14, 2021
LEASES
Lease amount per month		$ 500,000
Lease term		36 months
Rental income	$ 0
Annual escalation rate	5.00%
Minimum
LEASES
Required monthly payments	$ 800
Maximum
LEASES
Required monthly payments	$ 56,000